Note 5: Prepaid Expenses	9 Months Ended
Jun. 30, 2013
Notes
Note 5: Prepaid Expenses	Note 5: Prepaid Expenses Prepaid expenses consist of $30,000 legal fees, $837 for insurance, $300 for rent, and $10,361 of security deposits.